Consolidated Statements Of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue:
Regulated	$ 9,145	$ 7,816	$ 7,768
Non-Regulated	7,036	5,624	6,740
Total Revenue	16,181	13,440	14,508
Cost of Sales:
Regulated	(6,718)	(5,705)	(5,564)
Non-Regulated	(5,475)	(4,329)	(5,527)
Total cost of sales	(12,193)	(10,034)	(11,091)
Gross Margin	3,988	3,406	3,417
General and administrative expenses	(392)	(339)	(369)
Interest expense	(1,506)	(1,462)	(1,746)
Interest income	410	346	515
Other expense	(238)	(106)	(161)
Other income	104	460	372
Gain on sale of investments	0	131	909
Loss on sale of subsidiary stock	0	0	(31)
Goodwill impairment	(21)	(122)	0
Asset impairment expense	(391)	(20)	(175)
Foreign currency transaction gains (losses) on net monetary position	(33)	34	(183)
Other non-operating expense	(7)	(12)	(15)
INCOME FROM CONTINUING OPERATIONS BEFORE TAXES AND EQUITY IN EARNINGS OF AFFILIATES	1,914	2,316	2,533
Income tax expense	(596)	(580)	(719)
Net equity in earnings of affiliates	183	92	33
INCOME FROM CONTINUING OPERATIONS	1,501	1,828	1,847
Income (loss) from operations of discontinued businesses, net of income tax (benefit) expense of ($287), $22 and $59, respectively	(506)	77	179
Gain (loss) from disposal of discontinued businesses, net of income tax expense of $132, $- and $-, respectively	64	(150)	6
NET INCOME	1,059	1,755	2,032
Noncontrolling interests:
Less: Income from continuing operations attributable to noncontrolling interests	(1,006)	(1,099)	(759)
Less: (Income) loss from discontinued operations attributable to noncontrolling interests	(44)	2	(39)
Total net income attributable to noncontrolling interests	(1,050)	(1,097)	(798)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	9	658	1,234
BASIC EARNINGS (LOSS) PER SHARE:
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.64	$ 1.09	$ 1.62
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.63)	$ (0.10)	$ 0.22
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ 0.01	$ 0.99	$ 1.84
DILUTED EARNINGS (LOSS) PER SHARE:
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.64	$ 1.09	$ 1.61
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.63)	$ (0.11)	$ 0.21
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ 0.01	$ 0.98	$ 1.82
AMOUNTS ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS:
Income from continuing operations, net of tax	495	729	1,088
Discontinued operations, net of tax	(486)	(71)	146
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	$ 9	$ 658	$ 1,234